Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private Placements [Abstract]
PRIVATE PLACEMENT

NOTE	4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, FinTech Investor Holdings IV, LLC purchased 610,000 Private Placement Units at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $6,100,000. Each Private Placement Unit consists of one share of Class A common stock and one-third
of one warrant (the “Private Placement Warrant”). Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment. The proceeds from the Private Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Placement Warrants.

NOTE 5. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, FinTech Investor Holdings IV, LLC purchased 610,000 Private Placement Units at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $6,100,000. Each Private Placement Unit consists of one share of Class A common stock and one-third
of one warrant (the “Private Placement Warrant”). Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment. The proceeds from the Private Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Placement Warrants.